Fair Value Measurements (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements Textuals [Abstract]
Asset retirement obligation	$ 21,801		$ 21,171	$ 2,963
Impairment of oil and gas properties	$ 0	$ 0